Other long term obligations - Other liabilities and obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred gain on sale-leaseback [Roll Forward]
Balance, beginning of year	$ 8,438	$ 7,654
Addition	0	2,262
Amortization of deferred gain on sale-leaseback	(1,845)	(1,478)
Balance, end of year	$ 6,593	$ 8,438